PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, FURNITURE AND EQUIPMENT, NET
Schedule of property, Furniture and Equipment
a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2020, 2019, and 2018 was as follows:

		Buildings and				Vehicles
		other		Furniture and	Computer	and	Work in
	Land	constructions	Installations	fixtures	hardware	equipment	progress	2020	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	401,553	1,156,252	653,728	479,748	635,203	116,625	69,368	3,512,477	3,573,580	3,504,226
Additions	34	1,673	6,016	21,301	23,425	1,149	44,522	98,120	134,776	181,459
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	29,893	—
Transfers	—	8,906	19,616	1,529	8,997	3,633	(42,681)	—	—	—
Disposals and others	1,618	4,954	(3,420)	(28,146)	(54,734)	(6,000)	(9,667)	(95,395)	(225,772)	(112,105)
Balance as of December 31	403,205	1,171,785	675,940	474,432	612,891	115,407	61,542	3,515,202	3,512,477	3,573,580

Accumulated depreciation -
Balance as of January 1	—	657,690	478,294	308,020	552,023	88,277	—	2,084,304	2,092,878	1,994,734
Depreciation of the year	—	29,792	27,025	36,866	40,701	7,708	—	142,092	146,066	170,138
Acquisition of business, Note 2(a)	—	—	—	—	—	—	—	—	19,299	—
Transfers	—	—	—	—	—	—	—	—	—	—
Disposals and others	—	1,579	(1,346)	(26,181)	(54,734)	(5,387)	—	(86,069)	(173,939)	(71,994)
Balance as of December 31	—	689,061	503,973	318,705	537,990	90,598	—	2,140,327	2,084,304	2,092,878

Net carrying amount	403,205	482,724	171,967	155,727	74,901	24,809	61,542	1,374,875	1,428,173	1,480,702